Convertible Notes Payable (Details Narrative)															3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 15, 2017 USD ($)	Sep. 01, 2017 USD ($)	Aug. 08, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 02, 2017 USD ($)	Apr. 11, 2017 USD ($)	Apr. 07, 2017 USD ($) $ / shares	Jun. 30, 2016 USD ($) Integer $ / shares	Jun. 09, 2016 USD ($) Integer	May 06, 2016 USD ($)	Apr. 06, 2016 USD ($)	Mar. 12, 2016 USD ($)	Mar. 09, 2016 USD ($) Integer	Sep. 14, 2015	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) Integer	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Oct. 02, 2017	Oct. 01, 2017
Accrued interest																$ 825,407
Common stock discounted percentage																	60.00%
Accrued expenses on convertible notes payable																	$ 1,279,052	$ 467,733
Debt converted into shares of common stock															$ 8,305		$ 8,305	$ 308,582
Common stock par value | $ / shares																	$ 0.001	$ 0.001
April 2017 Old Main Note [Member]
Accrued interest																	$ 98,553	$ 31,923
April 2017 SBI Note [Member]
Convertible notes payable																	71,667
Accrued interest																	84,605	27,359
Guaranteed interest accrued on convertible notes																	3,583
Accrued expenses on convertible notes payable																	$ 81,022
Old Main Capital, LLC [Member]
Common stock discounted percentage																	70.00%
Common stock conversion description																	The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on March 9, 2016, or (ii) 70% of the lowest VWAP of the Common Stock for the 15 trading days immediately prior to the date of the Bi-Weekly Payment.
Old Main Capital, LLC [Member] | March 2016 Note [Member]
Common stock conversion description																	The March 2016 Note can be prepaid by the Company at any time while the March 2016 Note is outstanding, at a prepayment price of 125% multiplied by the outstanding principal and interest of the March 2016 Note, subject to Old Main's discretionary acceptance. If an event of default occurs under the March 2016 Note, which is not cured within three business days, then upon Old Main's provision of notice to the Company of the occurrence of such event of default, the Company shall within three business days of such default notice, pay the total amount outstanding under the March 2016 Note in cash (including principal, accrued and unpaid interest, applicable penalties (including default multipliers). In the event that the Company does not pay the total amount outstanding within three (3) business days of such default notice, then the total amount outstanding under the March 2016 Note (post-default amount) at that time shall increase by 50%, and on the fourth business day after such default notice (the "Second Amortization Payment Date"), the Company shall begin to make weekly amortization payments (for the avoidance of doubt, weekly shall mean every week) (each a "Weekly Payment"), in (1) cash to Old Main or (2) Common Stock at a price per share equal to the lesser of (i) the closing price of the Company's common stock on March 9, 2016 or (ii) 52% of the lowest VWAP of the Common Stock for the 15 consecutive Trading Days ending on the Trading Day that is immediately prior to the applicable conversion date. Each Weekly Payment shall consist of the greater of (i) $10,000 of value under the March 2016 Note or (ii) 1/24 th of the total outstanding amount under this March 2016 Note as of the Second Amortization Payment Date, including the principal, accrued and unpaid interest (prorated through the entire pay-off period), and any applicable penalties.
8% Convertible Promissory Note [Member] | Old Main Capital, LLC [Member]
Note payable interest rate													8.00%							24.00%
Convertible notes payable													$ 250,000
Future financing minimum amount on debt													$ 5,000,000
Accrued interest																0	$ 338,959	123,208
Debt maturity date													Mar. 09, 2017
Common stock discounted percentage													60.00%
Loss on extinguishment of debt																			$ 94,030
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member]
Note payable interest rate							10.00%														24.00%
Convertible notes payable							$ 75,000
Common stock conversion description							Old Main has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non-assessable shares of Common (par value $.001 per share). Bi-weekly amortization payments are due after 6 months.
Common stock par value | $ / shares							$ 0.001
Debt conversion price per share | $ / shares							$ 0.07
Debt beneficial Percentage							9.99%
Debt instrument, redemption percentage							150.00%
Debt default interest rate							24.00%
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 1 [Member]
Convertible notes payable						$ 19,167
Debt discount						1,917
Payments of Convertible notes payable						17,250
Legal fees						1,250
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 2 [Member]
Convertible notes payable					$ 14,444
Debt discount					1,444
Payments of Convertible notes payable					13,000
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 3 [Member]
Convertible notes payable				$ 15,000
Debt discount				1,500
Payments of Convertible notes payable				13,500
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 4 [Member]
Convertible notes payable			$ 12,778
Debt discount			1,278
Payments of Convertible notes payable			11,500
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 5 [Member]
Convertible notes payable		$ 11,667
Debt discount		1,167
Payments of Convertible notes payable		$ 10,500
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 6 [Member]
Convertible notes payable	$ 10,278
Debt discount	1,028
Payments of Convertible notes payable	9,250
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member]
Note payable interest rate							10.00%														24.00%
Common stock conversion description							SBI has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non-assessable shares of Common (par value $.001 per share). Bi-weekly amortization payments are due after 6 months.
Common stock par value | $ / shares							$ 0.001
Debt conversion price per share | $ / shares							$ 0.07
Debt beneficial Percentage							9.99%
Debt instrument, redemption percentage							150.00%
Debt default interest rate							24.00%
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 1 [Member]
Debt discount						1,917
Legal fees						$ 1,250
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 2 [Member]
Debt discount					$ 1,444
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 3 [Member]
Debt discount				$ 1,500
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 4 [Member]
Debt discount			$ 1,678
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 5 [Member]
Debt discount	$ 1,028
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member]
Note payable interest rate														10.00%
Debt maturity date														Sep. 08, 2016
Convertible debt payable bear interest rate until it is paid														24.00%
Common stock discounted percentage													60.00%	70.00%
Debt instrument consecutive trading days | Integer													15
Debt converted into shares of common stock													$ 473,684					180,908	92,180
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | March 2016 Note [Member]
Note payable interest rate													10.00%
Convertible notes payable													$ 296,153
Debt discount													26,653
Debt instrument, net of debt discount													$ 269,500
Payments of Convertible notes payable										$ 85,000	$ 100,000	$ 84,500
Debt maturity date													Mar. 09, 2017
Convertible debt payable bear interest rate until it is paid													24.00%
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | Convertible Promissory Note [Member ]
Note payable interest rate									10.00%												24.00%
Convertible notes payable									$ 87,912								87,912
Accrued interest																	120,317	44,038
Debt discount									7,912
Debt instrument, net of debt discount									$ 80,000
Debt maturity date									Jun. 09, 2017
Convertible debt payable bear interest rate until it is paid									24.00%
Common stock discounted percentage									60.00%
Guaranteed interest accrued on convertible notes																	4,396
Accrued expenses on convertible notes payable																	115,921
Securities Purchase Agreement [Member] | SBI Investments LLC [Member]
Convertible notes payable																	450,287
Accrued interest																	498,424	217,448
Common stock discounted percentage																60.00%
Debt instrument consecutive trading days | Integer																20
Guaranteed interest accrued on convertible notes																	22,000
Accrued expenses on convertible notes payable																	$ 476,424
Common stock conversion description																The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on June 30, 2016, $2.40 per share, or (ii) 60% of the lowest VWAP of the Common Stock for the 20 trading days immediately prior to the date of the Bi- Weekly Payment.	The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on June 30, 2016, $2.40 per share, or (ii) 60% of the lowest VWAP of the Common Stock for the 20 trading days immediately prior to the date of the Bi-Weekly Payment.
Debt converted into shares of common stock																	$ 7,709
Securities Purchase Agreement [Member] | SBI Investments LLC [Member] | Convertible Promissory Note [Member ]
Note payable interest rate								8.00%													24.00%
Convertible notes payable								$ 550,000
Future financing minimum amount on debt																$ 25,000	25,000
Debt discount								50,000
Debt instrument, net of debt discount								$ 500,000
Debt maturity date								Jun. 30, 2017
Convertible debt payable bear interest rate until it is paid								24.00%
Common stock discounted percentage								60.00%
Debt instrument consecutive trading days | Integer								20
Share price | $ / shares								$ 2.40
March 2016 Note [Member]
Note payable interest rate																					24.00%
Convertible notes payable																	115,245
Accrued interest																	197,149	82,711
Debt maturity date									Jun. 09, 2017
Common stock discounted percentage									60.00%
Debt instrument consecutive trading days | Integer									15
Loss on extinguishment of debt																			$ 88,956
Guaranteed interest accrued on convertible notes																	14,808
Accrued expenses on convertible notes payable																	$ 182,341